UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03741)

Exact name of registrant as specified in charter:	Putnam New York Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2017

Date of reporting period:	August 31, 2017

Item 1. Schedule of Investments:

Putnam New York Tax Exempt Income Fund

The fund's portfolio
8/31/17 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FCS — Farm Credit System
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.79% as of the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.9%)(a)
	Rating(RAT)	Principal amount	Value

California (0.2%)

CA State Muni Fin. Auth. Solid Waste Mandatory Put Bonds (1/2/18) (Republic Svcs., Inc.), 1.05%, 9/1/21	A-2	$2,200,000	$2,200,198

			2,200,198
Guam (0.8%)

Territory of GU, Rev. Bonds (Section 30), Ser. A, 5.625%, 12/1/29 (Prerefunded 12/1/19)	BBB+	3,000,000	3,310,950

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6.875%, 12/1/40	B+	500,000	529,430

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40	A-	2,100,000	2,241,414

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5.50%, 10/1/40	Baa2	1,300,000	1,373,840
5.00%, 10/1/34	Baa2	700,000	734,762

			8,190,396
Mississippi (0.5%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. E, 0.84%, 12/1/30	VMIG1	5,500,000	5,500,000

			5,500,000
Nevada (0.1%)

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.94%, 6/1/42	VMIG1	1,000,000	1,000,000

			1,000,000
New York (95.5%)

Albany, Cap. Resource Corp. Rev. Bonds
(St. Peter's Hosp.), U.S. Govt. Coll., 6.25%, 11/15/38 (Prerefunded 11/15/20)	AAA/P	4,110,000	4,783,259
(Albany College of Pharmacy), 5.00%, 12/1/33	BBB	325,000	364,959
(Albany College of Pharmacy), 5.00%, 12/1/32	BBB	495,000	558,256
(Empire Commons Student Hsg.), 5.00%, 5/1/31	A	700,000	820,519
(Albany College of Pharmacy), 5.00%, 12/1/30	BBB	250,000	283,513
(Empire Commons Student Hsg.), 5.00%, 5/1/30	A	350,000	412,325

Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St. Peters Hosp.), Ser. A, U.S. Govt. Coll., 5.25%, 11/15/32 (Prerefunded 11/15/17)	AAA/P	2,100,000	2,117,913

Brookhaven, Local Dev. Corp. Rev. Bonds (Jeffersons Ferry), 5.25%, 11/1/36	BBB+/F	1,200,000	1,339,296

Brooklyn Arena Local Dev. Corp. Rev. Bonds (Brooklyn Events Ctr., LLC (Pilot Bonds)), Ser. A, 5.00%, 7/15/42	Baa3	2,000,000	2,268,300

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, U.S. Govt. Coll., 6.875%, 7/1/40 (Prerefunded 7/1/18)	AAA/P	715,000	750,214

Buffalo & Erie Cnty., Indl. Land Dev. Corp. Rev. Bonds
(Catholic Hlth. Syst. Oblig. Group), 5.25%, 7/1/35	Baa1	1,000,000	1,140,040
(Orchard Park), 5.00%, 11/15/37	BBB-/F	4,470,000	4,824,739
(Charter School for Applied Tech.), Ser. A, 5.00%, 6/1/35	BBB-	1,000,000	1,084,130
(Orchard Park), 5.00%, 11/15/30	BBB-/F	500,000	552,240

Buffalo & Fort Erie, Pub. Bridge Auth. Rev. Bonds
5.00%, 1/1/42	A+	2,250,000	2,621,363
(Toll Bridge Syst.), 5.00%, 1/1/25	A+	400,000	490,168
(Toll Bridge Syst.), 5.00%, 1/1/24	A+	250,000	302,228

Build NY City Resource Corp. Rev. Bonds
(Manhattan College), 5.00%, 8/1/47	A-	1,000,000	1,148,050
(YMCA of Greater NY), 5.00%, 8/1/40	A-	2,050,000	2,296,677
5.00%, 7/1/40	A+	3,175,000	3,605,054
(Queens College), Ser. A, 5.00%, 6/1/38	Aa2	2,850,000	3,273,852
(Pratt Paper, LLC), 5.00%, 1/1/35	B+/P	1,750,000	1,896,948
(South Bronx Charter School for Intl. Cultures), Ser. A, 5.00%, 4/15/33	BB+	2,000,000	2,074,060
(Bronx Charter School for Excellence), 5.00%, 4/1/33	BBB-	500,000	526,825
(YMCA of Greater NY), 5.00%, 8/1/32	A-	1,740,000	1,974,761

Chautauqua Cnty., Indl. Dev. Agcy. Rev. Bonds (Dunkirk Pwr.), 5.875%, 4/1/42	Baa3	2,000,000	2,097,180

Dutchess Cnty., Local Dev. Corp. Rev. Bonds
(Anderson Ctr. Svcs., Inc.), 6.00%, 10/1/30	BB+	3,505,000	3,605,453
(Culinary Inst. of America (The)), 5.00%, 7/1/32	Baa2	300,000	345,177

Erie Cnty., Fiscal Stability Auth. Rev. Bonds (Sales Tax & State Aid), Ser. D
5.00%, 9/1/39(FWC)	Aa1	515,000	617,372
5.00%, 9/1/38(FWC)	Aa1	1,500,000	1,802,520
5.00%, 9/1/37(FWC)	Aa1	1,000,000	1,204,600
5.00%, 9/1/36(FWC)	Aa1	1,500,000	1,811,280
5.00%, 9/1/35(FWC)	Aa1	1,250,000	1,513,050

Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds (City School Dist. Buffalo), Ser. A, AGM, U.S. Govt. Coll.
5.75%, 5/1/28 (Prerefunded 5/1/18)	Aa2	5,000,000	5,162,100
5.75%, 5/1/25 (Prerefunded 5/1/18)	Aa2	7,500,000	7,743,150

Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper Co.), Ser. A, 6.15%, 4/1/21	Baa2	1,065,000	1,068,525

Geneva, Dev. Corp. Rev. Bonds (Hobart & William Smith Colleges)
5.25%, 9/1/44	A	2,000,000	2,314,860
5.00%, 9/1/32	A	2,000,000	2,283,380

Glen Cove, Local Econ. Assistance Corp. Rev. Bonds (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero % (5.625%, 1/1/24), 1/1/55(STP)	B/P	600,000	463,740

Hempstead Town, Local Dev. Corp. Rev. Bonds
(Adelphi U.), Ser. B, 5.25%, 2/1/39	A-	1,500,000	1,581,210
5.00%, 7/1/47	A2	1,000,000	1,157,000
(Molloy College), 5.00%, 7/1/44	BBB	2,300,000	2,487,289
5.00%, 7/1/42	A2	1,200,000	1,395,012
(Molloy College), 5.00%, 7/1/38	BBB	480,000	552,293
(Molloy College), 5.00%, 7/1/37	BBB	315,000	362,729
(Adelphi U.), Ser. B, 5.00%, 2/1/34	A-	3,000,000	3,153,750
(Hofstra U.), 5.00%, 7/1/28	A2	650,000	730,522

Hudson Yards Infrastructure Corp. Rev. Bonds, Ser. A
FHLMC, U.S. Govt. Coll., 5.75%, 2/15/47 (Prerefunded 2/15/21)	Aa3	1,865,000	2,164,650
5.00%, 2/15/42	Aa3	7,000,000	8,206,380
5.00%, 2/15/39	Aa3	7,250,000	8,551,955
5.00%, 2/15/38	Aa3	11,000,000	13,005,410

Hudson, Yards Infrastructure Corp. Rev. Bonds, Ser. A, 5.75%, 2/15/47	Aa3	1,235,000	1,414,890

Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs Headquarters)
5.50%, 10/1/37	A3	4,010,000	5,290,193
5.25%, 10/1/35	A3	4,000,000	5,112,120

Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds
Ser. C, AGC, 5.25%, 9/1/29	AA	3,835,000	4,800,154
Ser. B, 5.00%, 9/1/46	A3	2,500,000	2,880,650
Ser. B, 5.00%, 9/1/45	A3	2,000,000	2,280,660
Ser. A, 5.00%, 9/1/44	A3	8,500,000	9,731,310
Ser. B, 5.00%, 9/1/41	A3	5,250,000	6,085,118
Ser. A, 5.00%, 9/1/39	A3	8,800,000	10,123,080
Ser. B, 5.00%, 9/1/36	A3	1,500,000	1,757,970
AGM, zero %, 6/1/28	AA	2,510,000	1,896,029

Metro. Trans. Auth. Rev. Bonds
Ser. C, 5.00%, 11/15/41	AA-	6,000,000	6,797,760
Ser. D, 5.00%, 11/15/38	AA-	4,070,000	4,693,036
Ser. A, 5.00%, 11/15/37 (Prerefunded 11/15/17)	AA-	12,440,000	12,541,386
Ser. B, 5.00%, 11/15/37	AA-	2,500,000	2,938,475
Ser. B, 5.00%, 11/15/33	AA-	5,220,000	6,219,421
Ser. D-1, 5.00%, 11/15/33	AA-	960,000	1,128,086
Ser. D, 5.00%, 11/15/31	AA-	5,000,000	6,011,550
Ser. D, 5.00%, 11/15/29	AA-	6,000,000	7,009,020

Metro. Trans. Auth. Dedicated Tax Fund FRN Mandatory Put Bonds (6/1/22), Ser. A-2A, 1.23%, 11/1/26	AA	5,250,000	5,244,068

Metro. Trans. Auth. Dedicated Tax Fund Rev. Bonds
Ser. A, 5.50%, 11/15/39 (Prerefunded 11/15/18)	AA	8,200,000	8,656,084
Ser. A, 5.50%, 11/15/39 (Prerefunded 11/15/18)	AAA/P	800,000	844,984
Ser. A, 5.25%, 11/15/34	AA	5,600,000	6,842,024
(Climate Board Certified-Green Bond), Ser. B-1, 5.00%, 11/15/47	AA	2,500,000	2,945,775
(Green Bond), Ser. B-1, 5.00%, 11/15/36	AA	7,000,000	8,352,820

Monroe Cnty., Indl. Dev. Corp. Rev. Bonds
(Rochester Gen. Hosp. (The)), 5.00%, 12/1/46	A-	3,000,000	3,380,130
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/37	A-	2,000,000	2,193,420
(Rochester Gen. Hosp. (The)), 5.00%, 12/1/35	A-	600,000	689,364
(U. of Rochester), Ser. A, 5.00%, 7/1/33	Aa3	1,000,000	1,181,980
(U. of Rochester), Ser. B, 5.00%, 7/1/33	Aa3	2,795,000	3,265,119
(Rochester Gen. Hosp.), Ser. A, 5.00%, 12/1/32	A-	1,250,000	1,388,163
(U. of Rochester), Ser. B, 5.00%, 7/1/32	Aa3	3,040,000	3,556,800
(St. John Fisher College), Ser. A, 5.00%, 6/1/29	A-	800,000	926,472

MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A2	9,500,000	10,487,050

Nassau Cnty., G.O. Bonds, Ser. A, AGM, 5.00%, 4/1/30	AA	8,680,000	10,072,532

Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds
(South Nassau Cmntys. Hosp.), 5.00%, 7/1/37	A3	2,050,000	2,236,468
(Winthrop U. Hosp. Assn.), 5.00%, 7/1/37	Baa2	1,000,000	1,085,340
(Catholic Hlth. Svcs. Of Long Island Oblig. Group), 5.00%, 7/1/33	A-	1,355,000	1,518,291
(Catholic Hlth. Svcs. Of Long Island Oblig. Group), 5.00%, 7/1/32	A-	1,500,000	1,686,660
(South Nassau Cmntys. Hosp.), 5.00%, 7/1/27	A3	1,255,000	1,408,888

Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5.25%, 6/1/26	B-	5,640,000	5,640,677

New Rochelle, Corp. Local Dev. Rev. Bonds (Iona College), Ser. A, 5.00%, 7/1/40	Baa2	350,000	390,954

New York, G.O. Bonds, Ser. 1-I, 5.00%, 3/1/36	Aa2	5,000,000	5,770,050

Niagara Area Dev. Corp. Rev. Bonds (Niagara U.), Ser. A
5.00%, 5/1/42	BBB+	1,000,000	1,095,310
5.00%, 5/1/35	BBB+	1,670,000	1,851,479
5.00%, 5/1/30	BBB+	2,230,000	2,510,958

Niagara Falls, Rev. Bonds, Ser. A, BAM, 4.00%, 10/1/44	AA	500,000	521,580

Niagara, Area Dev. Corp. Solid Waste Disp. Fac. Rev. Bonds (Covanta Holding Corp.), Ser. A, 5.25%, 11/1/42	Ba3	2,450,000	2,453,577

Niagara, Frontier Trans. Auth. Rev. Bonds
(Buffalo Niagara Intl. Arpt.), Ser. A, 5.00%, 4/1/28	Baa1	2,560,000	2,850,253
(Buffalo Niagara Intl. Arpt.), Ser. A, 5.00%, 4/1/27	Baa1	875,000	976,964
5.00%, 4/1/24	Baa1	2,000,000	2,292,680

NY City, G.O. Bonds
Ser. F-1, 5.00%, 3/1/37	Aa2	2,000,000	2,279,040
Ser. B-1, 5.00%, 12/1/35	Aa2	2,000,000	2,380,940
Ser. E, 5.00%, 8/1/34	Aa2	6,360,000	7,560,450
Ser. A-1, 5.00%, 8/1/32	Aa2	5,000,000	5,681,250

NY City, City Transitional Fin. Auth. Rev. Bonds (Bldg. Aid Fiscal 2008), Ser. S-1
5.00%, 1/15/29	Aa2	5,000,000	5,071,850
5.00%, 1/15/25	Aa2	3,000,000	3,043,980

NY City, City Transitional Fin. Auth. VRDN (NYC Recovery), Ser. 3, 0.82%, 11/1/22	VMIG1	8,060,000	8,060,000

NY City, Cultural Resource Rev. Bonds (Museum of Modern Art), Ser. 1A, 5.00%, 4/1/31 (Prerefunded 10/1/18)	Aa2	3,500,000	3,656,205

NY City, Hsg. Dev. Corp. Rev. Bonds
(Multi-Fam. Hsg.), Ser. A-1-A, 5.45%, 11/1/46	AA+	2,670,000	2,733,519
(Multi-Fam. Hsg.), Ser. H-2-A, 5.35%, 5/1/41	AA+	1,200,000	1,235,460
(Multi-Fam. Hsg.), Ser. H-2-A, 5.20%, 11/1/35	AA+	1,675,000	1,724,128
Ser. H-2-A, 4.40%, 5/1/31	AA+	4,000,000	4,328,360

NY City, Indl. Dev. Agcy. Rev. Bonds
(Yankee Stadium - Pilot), AGC, 7.00%, 3/1/49	AA	1,000,000	1,088,440
(Queens Baseball Stadium - Pilot), AMBAC, 5.00%, 1/1/24	BBB	3,500,000	3,538,395

NY City, Indl. Dev. Agcy. Arpt. Facs. Rev. Bonds (Sr. Trips), Ser. A, 5.00%, 7/1/28	BBB	1,500,000	1,657,020

NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
Ser. EE, 5.25%, 6/15/40	Aa1	10,000,000	10,734,700
Ser. EE, 5.00%, 6/15/47	Aa1	5,365,000	6,125,274
(2nd Generation), Ser. BB, 5.00%, 6/15/47	Aa1	5,000,000	5,723,000
5.00%, 6/15/46	Aa1	2,500,000	2,855,725
(2nd Gen. Resolution), 5.00%, 6/15/46	Aa1	12,460,000	14,457,213
(2nd Gen. Resolution), Ser. HH, 5.00%, 6/15/39	Aa1	9,000,000	10,525,140
Ser. AA, 5.00%, 6/15/34	Aa1	5,000,000	5,651,600

NY City, Transitional Fin. Auth. Rev. Bonds
Ser. E-1, 5.00%, 2/1/41	AAA	5,200,000	6,027,736
(Future Tax), Ser. A-1, 5.00%, 5/1/40	AAA	10,000,000	11,696,600
Ser. F-1, 5.00%, 5/1/39	AAA	7,500,000	8,588,100
Ser. E-1, 5.00%, 2/1/39	AAA	9,000,000	10,509,840
Ser. A-1, 5.00%, 11/1/38	AAA	2,500,000	2,910,075
(Future Tax), Ser. B-1, 5.00%, 8/1/38	AAA	5,000,000	5,895,850
(Future Tax), Ser. E-1, 5.00%, 2/1/35	AAA	2,800,000	3,297,308
(Future Tax), Ser. A-1, 5.00%, 5/1/32	AAA	4,780,000	5,720,943
(Future Tax), Ser. E-1, 5.00%, 2/1/31	AAA	2,600,000	3,111,602
Ser. B-1, 5.00%, 11/1/30	AAA	3,000,000	3,562,050

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, 5.00%, 7/15/43	Aa2	6,500,000	7,501,260
Ser. S-1, 5.00%, 7/15/40	Aa2	4,550,000	5,240,736
Ser. S-1, 5.00%, 7/15/37	Aa2	7,500,000	8,664,450
Ser. S-1, 5.00%, 7/15/35	Aa2	2,500,000	2,982,750
Ser. S-5, 5.00%, 1/15/30	Aa2	3,375,000	3,555,225

NY City, Trust for Cultural Resources Rev. Bonds
(Wildlife Conservation Society), Ser. A, 5.00%, 8/1/42	Aa3	1,915,000	2,173,927
(Wildlife Conservation Society), Ser. A, 5.00%, 8/1/38	Aa3	1,250,000	1,433,038
(Whitney Museum of American Art), 5.00%, 7/1/31	A	2,000,000	2,227,860

NY Cnty., Tobacco Trust VI Rev. Bonds (Tobacco Settlement Pass-Through)
5.00%, 6/1/51	BBB	3,300,000	3,439,689
5.00%, 6/1/41	BBB+	250,000	270,758
5.00%, 6/1/36	A-	265,000	289,054

NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco Settlement), 5.75%, 6/1/43	A2	840,000	851,189

NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6.00%, 6/1/43	Aa3	100,000	100,127

NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5.00%, 6/1/38	BB	7,250,000	7,249,928

NY Liberty Dev. Corp. Rev. Bonds (Bank of America Tower), Ser. CL1, 5.625%, 1/15/46	AA+	2,000,000	2,207,120

NY State Convention Ctr. Dev. Corp. Rev. Bonds (Hotel Unit Fee)
5.00%, 11/15/45	Aa3	3,000,000	3,449,220
zero %, 11/15/50	Aa3	7,000,000	1,967,840

NY State Dorm. Auth. Rev. Bonds
(NYU Hosp. Ctr.), Ser. A, 6.00%, 7/1/40 (Prerefunded 7/1/20)	A3	1,500,000	1,707,960
(Brooklyn Law School), 5.75%, 7/1/33	Baa1	1,000,000	1,070,360
(City U.), Ser. A, 5.75%, 7/1/18	Aa2	2,230,000	2,320,315
(Skidmore College), Ser. A, 5.50%, 7/1/41	A1	3,000,000	3,455,820
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/40	Aa2	6,000,000	8,217,480
(North Shore Long Island Jewish Group), Ser. A, U.S. Govt. Coll., 5.50%, 5/1/37 (Prerefunded 5/1/19)	A3	11,500,000	12,377,680
(Fordham U.), Ser. A, 5.50%, 7/1/36	A2	1,800,000	2,054,736
(North Shore Long Island Jewish Group), Ser. E, 5.50%, 5/1/33	A3	2,000,000	2,124,640
(NYU), Ser. 1, AMBAC, 5.50%, 7/1/31	Aa2	3,500,000	4,542,055
(St. Joseph College), 5.25%, 7/1/35	Ba1	2,000,000	2,069,700
(Manhattan Marymount), 5.25%, 7/1/29	Baa2	2,000,000	2,108,520
(Highland Hosp. Rochester), 5.20%, 7/1/32	A2	1,000,000	1,082,970
(Mount Sinai School of Medicine), FNMA Coll., FHL Banks Coll., 5.125%, 7/1/39 (Prerefunded 7/1/19)	A3	5,000,000	5,379,350
Ser. A, 5.00%, 3/15/44	AAA	5,500,000	6,366,085
(St. Francis College), 5.00%, 10/1/40	A-	3,000,000	3,305,250
Ser. 15B-B, 5.00%, 3/15/35	AAA	5,000,000	5,943,800
(St. Francis College), 5.00%, 10/1/32	A-	2,360,000	2,613,606
Ser. A, 5.00%, 3/15/32	AAA	2,905,000	3,514,585

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Orange Regl. Med. Ctr.), FHL Banks Coll., U.S. Govt. Coll., 6.25%, 12/1/37 (Prerefunded 12/1/18)	Baa3	7,500,000	8,001,675
(Teachers College), 5.00%, 7/1/42	A1	3,000,000	3,338,430
(Memorial Sloan-Kettering Cancer Ctr.), 5.00%, 7/1/36	Aa3	1,125,000	1,265,951
(Memorial Sloan-Kettering Ctr.), Ser. A1, 5.00%, 7/1/36	Aa3	5,690,000	5,855,238
(Teachers College), 5.00%, 7/1/34	A1	2,750,000	3,128,538
(The New School), 5.00%, 7/1/31	A3	5,000,000	5,582,000
(Brooklyn Law School), Ser. A, 5.00%, 7/1/29	Baa1	1,000,000	1,118,110
(NYU), Ser. B, FHLMC Coll., FNMA Coll., FHL Banks Coll., 5.00%, 7/1/29 (Prerefunded 7/1/18)	Aa2	5,000,000	5,171,950
(Brooklyn Law School), Ser. A, 5.00%, 7/1/27	Baa1	1,000,000	1,121,500
(Brooklyn Law School), Ser. A, 5.00%, 7/1/26	Baa1	1,000,000	1,122,960
(Teachers College), Ser. A, 5.00%, 7/1/26	A1	1,000,000	1,155,570

NY State Dorm. Auth. Non-Supported Debt Rev. Bonds
(Culinary Inst. of America), 5.50%, 7/1/33	Baa2	735,000	855,003
(School Dist. Fin. Program), Ser. C, AGC, 5.125%, 10/1/36	AA	40,000	42,884
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/43	A3	2,500,000	2,806,825
(Pratt Institute), 5.00%, 7/1/39	A3	2,750,000	3,171,025
(Pratt Institute), Ser. A, 5.00%, 7/1/39	A3	1,000,000	1,125,100
(Rochester Inst. of Tech.), 5.00%, 7/1/38	A1	2,000,000	2,268,400
(St. John's U.), Ser. A, 5.00%, 7/1/37	A3	1,400,000	1,605,366
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/37	A3	3,000,000	3,420,660
(NYU), Ser. A, 5.00%, 7/1/35	Aa2	2,000,000	2,343,760
(Culinary Inst. of America), 5.00%, 7/1/34	Baa2	350,000	386,138
(NY U.), Ser. A, 5.00%, 7/1/34	Aa2	10,000,000	12,077,400
(Pratt Institute), Ser. A, 5.00%, 7/1/34	A3	1,000,000	1,138,340
(NYU Hosp. Ctr.), 5.00%, 7/1/33	A3	360,000	417,838
(North Shore Long Island Jewish Oblig. Group), Ser. A, 5.00%, 5/1/33	A3	5,000,000	5,771,450
(School Dist. Fin. Program), Ser. C, AGC, 5.00%, 10/1/31	AA	20,000	21,442
(NYU Hosp. Ctr.), 5.00%, 7/1/31	A3	1,320,000	1,540,994
(NYU Hosp. Ctr.), 5.00%, 7/1/30	A3	1,000,000	1,180,260
(NYU Hosp. Ctr.), 5.00%, 7/1/30	A3	1,000,000	1,170,860
(NY U.), Ser. A, 5.00%, 7/1/29	Aa2	1,500,000	1,826,925

NY State Dorm. Auth. Non-Supported Debt 144A Rev. Bonds (Orange Regl. Med. Ctr.)
5.00%, 12/1/37	Baa3	4,300,000	4,727,420
5.00%, 12/1/36	Baa3	700,000	771,386

NY State Dorm. Auth. Personal Income Tax Rev. Bonds
Ser. C, 5.00%, 3/15/41	AAA	10,000,000	11,157,100
(Group C), Ser. B, 5.00%, 2/15/41	AAA	5,000,000	5,781,450
(Group B), Ser. B, 5.00%, 2/15/34	AAA	1,000,000	1,176,210
(Gen. Purpose), Ser. D, 5.00%, 2/15/33	AAA	5,000,000	5,978,250

NY State Dorm. Auth. State Supported Debt Rev. Bonds (City U.), Ser. B, 5.00%, 7/1/26	AA	5,000,000	5,167,350

NY State Dorm. Auth. Supported Debt Rev. Bonds (State U. of NY), Ser. A
5.00%, 7/1/42	Aa2	2,000,000	2,248,840
5.00%, 7/1/41	Aa2	5,250,000	5,877,585

NY State Energy Research & Dev. Auth. Gas Fac. FRN (Brooklyn Union Gas), Ser. A-1, NATL, 1.383%, 12/1/20	Aa2	5,000,000	4,918,225

NY State Env. Fac. Corp. Rev. Bonds
(Clean Wtr. and Drinking), Ser. A, 5.00%, 6/15/34	Aaa	10,000,000	10,714,700
(State Clean Wtr. & Drinking Revolving Fund), Ser. A, 5.00%, 6/15/29	Aaa	2,500,000	2,579,350
(United Wtr. New Rochelle), Ser. A, 4.875%, 9/1/40	A-	5,000,000	5,374,000

NY State Env. Fac. Corp. Solid Waste Disp. 144A Mandatory Put Bonds (12/2/19) (Casella Waste Syst., Inc.), 3.75%, 12/1/44	Caa1	2,000,000	1,995,780

NY State Hsg. Fin. Agcy. Rev. Bonds (Affordable Hsg.)
Ser. A, 5.00%, 11/1/42	Aa2	4,660,000	4,901,248
Ser. B, 4.85%, 11/1/41	Aa2	2,600,000	2,690,532

NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr.), Class 3, 5.00%, 3/15/44	A2	1,000,000	1,090,660
(7 World Trade Ctr.), Ser. 2, 5.00%, 9/15/43	A1	4,000,000	4,387,600
(1 WTC Port Auth. Construction), 5.00%, 12/15/41	Aa3	7,500,000	8,466,525
(7 World Trade Center II, LLC), 5.00%, 9/15/40	Aaa	4,815,000	5,501,956
(4 World Trade Ctr.), 5.00%, 11/15/31	A+	2,500,000	2,843,225

NY State Liberty Dev. Corp. 144A Rev. Bonds (World Trade Ctr.), Class 1, 5.00%, 11/15/44	BB-/P	3,000,000	3,271,830

NY State Mtge. Agcy. Rev. Bonds
Ser. 189, 3.85%, 10/1/34	Aa1	2,095,000	2,127,850
(Homeowner), Ser. 186, 2.00%, 4/1/19	Aa1	2,090,000	2,115,414

NY State Pwr. Auth. Rev. Bonds, Ser. A, 5.00%, 11/15/38	Aa1	2,000,000	2,278,940

NY State Thruway Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/46	A3	2,000,000	2,270,420
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, FHLMC Coll., FCS, U.S. Govt. Coll., 5.00%, 4/1/28 (Prerefunded 10/1/18)	AA	3,000,000	3,133,890
Ser. H, NATL, 5.00%, 1/1/28	A2	1,235,000	1,250,376
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, FHLMC Coll., FCS, U.S. Govt. Coll., 5.00%, 4/1/27 (Prerefunded 10/1/18)	AA	4,000,000	4,178,520
5.00%, 1/1/24	A2	1,250,000	1,505,288

NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.25%, 1/1/50	Baa3	1,000,000	1,113,320
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa3	2,500,000	2,755,125
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	1,000,000	1,105,260
(American Airlines, Inc.-John F. Kennedy Intl. Arpt.), 5.00%, 8/1/31	BB-	1,500,000	1,609,665
(Terminal One Group Assn.), 5.00%, 1/1/23	Baa1	1,500,000	1,750,710

NY State Urban Dev. Corp. Rev. Bonds
(Clarkson Ctr.), 5.50%, 1/1/20	Aa2	1,065,000	1,123,852
Ser. B-1, U.S. Govt. Coll., 5.00%, 3/15/36 (Prerefunded 3/15/19)	AAA	9,000,000	9,567,540
(Personal Income Tax), Ser. A, 5.00%, 3/15/35	AAA	3,500,000	4,129,755
(State Personal Income Tax), Ser. A-1, 5.00%, 3/15/30	AAA	2,000,000	2,355,880
Ser. A-1, U.S. Govt. Coll., 5.00%, 12/15/28 (Prerefunded 12/15/18)	AAA	5,000,000	5,265,800
Ser. B, 5.00%, 1/1/27	AA	7,000,000	7,226,100

NY State Urban Dev. Corp. Personal Income Tax Rev. Bonds (Group C), Ser. A , 5.00%, 3/15/38	AAA	6,515,000	7,646,069

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5.875%, 12/1/29	BB-/P	1,000,000	1,002,580

Onodaga Cnty., Trust For Cultural Resources Rev. Bonds (Syracuse U.)
5.00%, 12/1/36	Aa3	2,000,000	2,269,480
5.00%, 12/1/31	Aa3	2,000,000	2,370,680

Onondaga Cnty., Resource Recvy. Agcy. Rev. Bonds, Ser. A, AGM, 5.00%, 5/1/29	AA	3,120,000	3,566,659

Onondaga, Civic Dev. Corp. Rev. Bonds
(Le Moyne College), 5.375%, 7/1/40	Baa2	3,900,000	4,083,612
(Jewish Home of Central NY Oblig. Group), 5.25%, 3/1/31	B/P	2,035,000	1,948,818
(Le Moyne College), 5.00%, 7/1/32	Baa2	1,635,000	1,779,845

Port Auth. of NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6.75%, 10/1/19	BBB-/P	1,400,000	1,435,252
5.375%, 3/1/28	Aa3	1,000,000	1,238,270
Ser. 186, 5.00%, 10/15/44	Aa3	8,000,000	9,082,960
Ser. 206th, 5.00%, 11/15/42	Aa3	5,000,000	5,805,550
Ser. 194, 5.00%, 10/15/41	Aa3	5,450,000	6,374,484
Ser. 197, 5.00%, 11/15/34	Aa3	2,500,000	2,931,850
Ser. 185th, 5.00%, 9/1/30	Aa3	2,000,000	2,334,020

Port Auth. of NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6.00%, 12/1/42	Baa1	3,500,000	3,906,700

Rockland Cnty., G.O. Bonds, Ser. A, AGM, 5.00%, 3/1/24	AA	1,600,000	1,905,632

Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Saratoga Hosp.), Ser. B
5.25%, 12/1/32 (Prerefunded 12/1/17)	A-	1,500,000	1,515,945
5.125%, 12/1/27 (Prerefunded 12/1/17)	A-	1,000,000	1,010,340

Schenectady Cnty., Cap. Resource Corp. Rev. Bonds (Union College), 5.00%, 7/1/32	A1	3,430,000	3,929,305

Southold, Local Dev. Corp. Rev. Bonds (Peconic Landing at Southold, Inc.), 5.00%, 12/1/45	BBB-/F	2,250,000	2,339,820

St. Lawrence Cnty., Indl. Agcy. Rev. Bonds (Clarkson U.), Ser. A, 5.25%, 9/1/33	A3	1,050,000	1,194,270

St. Lawrence Cnty., Indl. Dev. Agcy. Rev. Bonds (Clarkson U.), Ser. A, 5.00%, 9/1/41	A3	1,750,000	1,922,078

Suffolk Cnty., G.O. Bonds, Ser. B, AGM, 5.00%, 10/15/26	AA	4,000,000	4,908,640

Suffolk Cnty., Econ. Dev. Corp. Rev. Bonds (Peconic Landing Southold), 6.00%, 12/1/40	BBB-/F	1,225,000	1,323,698

Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Nissequogue Cogen. Partners Fac.), 5.50%, 1/1/23	BBB-/P	1,385,000	1,385,596

Syracuse, Indl. Dev. Agcy. Rev. Bonds (Carousel Ctr.), Ser. A
5.00%, 1/1/36	Baa1	2,750,000	3,134,780
5.00%, 1/1/35	Baa1	1,525,000	1,740,788

Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN (Syracuse U.)
Ser. A-2, 0.80%, 12/1/37	VMIG1	7,535,000	7,535,000
Ser. A-1, 0.80%, 7/1/37	VMIG1	5,780,000	5,780,000

Tompkins Cnty., Dev. Corp. Rev. Bonds
(Ithaca College), AGM, 5.375%, 7/1/41	A2	1,000,000	1,113,300
(Kendal at Ithaca, Inc.), 5.00%, 7/1/44	BBB	2,800,000	2,991,352

Triborough, Bridge & Tunnel Auth. Rev. Bonds
Ser. A, 5.00%, 11/15/44	Aa3	2,340,000	2,689,011
Ser. A, 5.00%, 11/15/41	Aa3	3,750,000	4,382,438
Ser. A, 5.00%, 11/15/39	Aa3	3,500,000	4,042,955
Ser. B, 5.00%, 11/15/38	Aa3	1,000,000	1,194,000
Ser. C, 5.00%, 11/15/29	Aa3	955,000	998,959
Ser. C, 5.00%, 11/15/29 (Prerefunded 11/15/18)	AAA/P	1,545,000	1,622,744
(Gen. Cabs), Ser. B, zero %, 11/15/32	Aa3	3,900,000	2,473,458
Ser. A, zero %, 11/15/30	A1	7,000,000	4,750,760

TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/41	BBB+	8,285,000	9,316,980

Westchester Cnty., Hlth. Care Corp. Rev. Bonds, Ser. C-2
6.125%, 11/1/37	Baa2	380,000	422,351
U.S. Govt. Coll., 6.125%, 11/1/37 (Prerefunded 11/1/20)	AAA/P	3,005,000	3,479,730

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Pace U.), Ser. A, 5.50%, 5/1/42	BBB-	2,750,000	3,084,180

Westchester Cnty., Local Dev. Corp. Rev. Bonds (Westchester Med. Ctr.), 5.00%, 11/1/46	Baa2	3,500,000	3,837,435

Westchester, Tobacco Asset Securitization Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/41	BBB+	1,250,000	1,366,788

Western Nassau Cnty., Wtr. Auth. Rev. Bonds, Ser. A, 5.00%, 4/1/40	A1	2,150,000	2,443,884

Yonkers, G.O. Bonds
Ser. A, AGM, 5.00%, 11/15/31	AA	2,200,000	2,619,232
Ser. E, AGM, 5.00%, 9/1/23	AA	3,135,000	3,741,152

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St. John's Riverside Hosp.), Ser. A, 7.125%, 7/1/31	BB-	1,920,000	1,921,171

			1,009,621,094
Oklahoma (0.3%)

OK State Tpk. Auth. VRDN, Ser. F, 0.82%, 1/1/28	VMIG1	3,450,000	3,450,000

			3,450,000
Puerto Rico (0.7%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5.50%, 5/15/39	Ba1	2,250,000	2,249,820

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA
NATL, 5.50%, 7/1/20	A	365,000	389,988
NATL, U.S. Govt. Coll., 5.50%, 7/1/20 (Escrowed to maturity)	A3	635,000	713,289
NATL, 5.50%, 7/1/19	A	540,000	570,796

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
AMBAC, zero %, 8/1/47	Caa3	15,000,000	2,802,750
NATL, zero %, 8/1/43	A	5,000,000	1,162,688

			7,889,331
Texas (0.8%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.88%, 12/1/24	A-1+	8,030,000	8,030,000

			8,030,000

Total municipal bonds and notes (cost $996,063,331)			$1,045,881,019

UNITIZED TRUST (0.1%)(a)
		Shares	Value

CMS Liquidating Trust 144A(F)		600	$1,487,628

Total unitized trust (cost $1,816,443)			$1,487,628

TOTAL INVESTMENTS

Total investments (cost $997,879,774)			$1,047,368,647

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2016 through August 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,057,812,514.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Tax bonds	16.0%
	Education	14.4
	Transportation	13.0
	Utilities	12.9
	Prerefunded	11.0

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,045,881,019	$—
Unitized trust	—	—	1,487,628

Totals by level	$—	$1,045,881,019	$1,487,628

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: October 27, 2017